Staff Expenses - Summary of Staff Expenses (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Classes of employee benefits expense [abstract]
Salaries		€ 1,666	€ 1,646
Pension costs and other staff-related benefit costs		190	201
Social security costs		261	250
Share-based compensation arrangements		26	32
External employees		439	329
Education		41	36
Other staff costs		100	86
Total staff expenses	[1]	€ 2,723	€ 2,580

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.